Property, plant and equipment - Summary of key assumptions used for assessing recoverable amount of company's CGUs versus carrying values (Detail)		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 01, 2021 $ / oz	Apr. 30, 2007 $ / oz	Jun. 30, 2020 $ / oz	Dec. 31, 2021 $ / oz $ / T	Dec. 31, 2020 $ / T $ / oz
Disclosure of detailed information about property, plant and equipment [line items]
Silver price ($/oz)	11.54	3.83	2.00
GREECE | Bottom of range | Individual assets or cash-generating units
Disclosure of detailed information about property, plant and equipment [line items]
Gold price ($/oz)				1,800	1,850
Silver price ($/oz)				24	25
Lead price ($/t) | $ / T				2,150	2,000
Zinc price ($/t) | $ / T				2,825	2,575
Discount rate				6.00%	6.00%
GREECE | Top of range | Individual assets or cash-generating units
Disclosure of detailed information about property, plant and equipment [line items]
Gold price ($/oz)				1,550	1,550
Silver price ($/oz)				21	21
Lead price ($/t) | $ / T				2,050	1,975
Zinc price ($/t) | $ / T				2,500	2,400
Discount rate				6.50%	6.50%